Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 392,819	$ 361,563	[1]
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment pledged as security	246,100	89,600
Trade and Other Payables
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 500	$ 0

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.